Long term Debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Long term Debt [Abstract]
Interest expense	$ 2,684	$ 3,455
Amortization of deferred finance charges	284	292
Other finance fees	$ 89	$ 47